CLEARBRIDGE ALL CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	December 31, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	3,549	$0	(a)(b)(c)

Entertainment - 3.1%
Liberty Media Corp.-Liberty Formula One, Class C Shares	6,050	381,937	*
Netflix Inc.	6,208	3,022,551	*

Total Entertainment		3,404,488

Interactive Media & Services - 4.8%
Match Group Inc.	9,792	357,408	*
Meta Platforms Inc., Class A Shares	11,911	4,216,017	*
Pinterest Inc., Class A Shares	21,448	794,434	*

Total Interactive Media & Services		5,367,859

Media - 1.5%
Comcast Corp., Class A Shares	36,954	1,620,433

TOTAL COMMUNICATION SERVICES		10,392,780

CONSUMER DISCRETIONARY - 11.6%
Automobile Components - 0.5%
Aptiv PLC	6,838	613,505	*

Automobiles - 0.5%
Tesla Inc.	2,150	534,232	*

Broadline Retail - 7.0%
Amazon.com Inc.	48,091	7,306,947	*
Etsy Inc.	5,843	473,575	*

Total Broadline Retail		7,780,522

Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc., Class A Shares	6,212	845,702	*
Starbucks Corp.	8,010	769,040

Total Hotels, Restaurants & Leisure		1,614,742

Specialty Retail - 1.0%
TJX Cos. Inc.	11,422	1,071,498

Textiles, Apparel & Luxury Goods - 1.1%
NIKE Inc., Class B Shares	11,406	1,238,349

TOTAL CONSUMER DISCRETIONARY		12,852,848

CONSUMER STAPLES - 3.2%
Beverages - 1.0%
Monster Beverage Corp.	19,166	1,104,153	*

Consumer Staples Distribution & Retail - 0.8%
Target Corp.	6,414	913,482

Personal Care Products - 1.4%
Estee Lauder Cos. Inc., Class A Shares	10,162	1,486,193

TOTAL CONSUMER STAPLES		3,503,828

FINANCIALS - 6.0%
Capital Markets - 1.3%
S&P Global Inc.	3,145	1,385,435

Financial Services - 3.6%
PayPal Holdings Inc.	11,342	696,512	*
Visa Inc., Class A Shares	12,821	3,337,948

Total Financial Services		4,034,460

See Notes to Schedules of Investments.

ClearBridge ETFs 2023 Quarterly Report	1

CLEARBRIDGE ALL CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	December 31, 2023

SECURITY	SHARES	VALUE
Insurance - 1.1%
Marsh & McLennan Cos. Inc.	6,481	$1,227,955

TOTAL FINANCIALS		6,647,850

HEALTH CARE - 19.0%
Biotechnology - 6.2%
AbbVie Inc.	7,543	1,168,939
Biogen Inc.	5,253	1,359,319	*
Ionis Pharmaceuticals Inc.	12,998	657,569	*
Vertex Pharmaceuticals Inc.	8,942	3,638,410	*

Total Biotechnology		6,824,237

Health Care Equipment & Supplies - 2.9%
Alcon Inc.	12,245	956,579
Insulet Corp.	2,138	463,903	*
Intuitive Surgical Inc.	3,050	1,028,948	*
Stryker Corp.	2,413	722,597

Total Health Care Equipment & Supplies		3,172,027

Health Care Providers & Services - 4.6%
Guardant Health Inc.	9,471	256,190	*
UnitedHealth Group Inc.	9,261	4,875,639

Total Health Care Providers & Services		5,131,829

Health Care Technology - 0.4%
Doximity Inc., Class A Shares	14,477	405,935	*

Life Sciences Tools & Services - 2.5%
Charles River Laboratories International Inc.	4,710	1,113,444	*
Thermo Fisher Scientific Inc.	3,248	1,724,006

Total Life Sciences Tools & Services		2,837,450

Pharmaceuticals - 2.4%
Eli Lilly & Co.	2,514	1,465,461
Zoetis Inc.	5,881	1,160,733

Total Pharmaceuticals		2,626,194

TOTAL HEALTH CARE		20,997,672

INDUSTRIALS - 7.9%
Air Freight & Logistics - 0.7%
United Parcel Service Inc., Class B Shares	4,929	774,987

Building Products - 1.0%
Johnson Controls International PLC	18,633	1,074,006

Commercial Services & Supplies - 0.9%
Cintas Corp.	1,665	1,003,429

Electrical Equipment - 1.5%
Eaton Corp. PLC	6,779	1,632,519

Ground Transportation - 2.4%
Uber Technologies Inc.	28,881	1,778,203	*
Union Pacific Corp.	3,877	952,269

Total Ground Transportation		2,730,472

Trading Companies & Distributors - 1.4%
W.W. Grainger Inc.	1,911	1,583,626

TOTAL INDUSTRIALS		8,799,039

INFORMATION TECHNOLOGY - 39.0%
Electronic Equipment, Instruments & Components - 1.7%
TE Connectivity Ltd.	13,337	1,873,848

See Notes to Schedules of Investments.

2	ClearBridge ETFs 2023 Quarterly Report

CLEARBRIDGE ALL CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	December 31, 2023

SECURITY		SHARES	VALUE
IT Services - 2.1%
Accenture PLC, Class A Shares		3,461	$1,214,499
Snowflake Inc., Class A Shares		5,481	1,090,719	*

Total IT Services			2,305,218

Semiconductors & Semiconductor Equipment - 8.9%
ASML Holding NV, Registered Shares		1,756	1,329,152
Broadcom Inc.		3,725	4,158,031
NVIDIA Corp.		7,655	3,790,909
Wolfspeed Inc.		11,667	507,631	*

Total Semiconductors & Semiconductor Equipment			9,785,723

Software - 22.4%
Adobe Inc.		3,121	1,861,989	*
Atlassian Corp., Class A Shares		4,347	1,033,977	*
Autodesk Inc.		8,892	2,165,024	*
CrowdStrike Holdings Inc., Class A Shares		10,546	2,692,605	*
DocuSign Inc.		7,950	472,627	*
Dolby Laboratories Inc., Class A Shares		8,961	772,259
HubSpot Inc.		2,987	1,734,073	*
Intuit Inc.		2,080	1,300,062
Microsoft Corp.		15,588	5,861,712
Palo Alto Networks Inc.		8,098	2,387,938	*
Salesforce Inc.		6,744	1,774,616	*
ServiceNow Inc.		1,469	1,037,834	*
Splunk Inc.		5,219	795,115	*
Workday Inc., Class A Shares		3,429	946,610	*

Total Software			24,836,441

Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc.		18,766	3,613,018
Seagate Technology Holdings PLC		8,726	744,939

Total Technology Hardware, Storage & Peripherals			4,357,957

TOTAL INFORMATION TECHNOLOGY			43,159,187

MATERIALS - 1.9%
Chemicals - 1.0%
Sherwin-Williams Co.		3,595	1,121,280

Metals & Mining - 0.9%
Freeport-McMoRan Inc.		22,480	956,974

TOTAL MATERIALS			2,078,254

REAL ESTATE - 1.2%
Specialized REITs - 1.2%
Equinix Inc.		1,653	1,331,310

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $86,061,941)			109,762,768

	RATE
SHORT-TERM INVESTMENTS - 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $926,854)	5.197%	926,854	926,854	(d)

TOTAL INVESTMENTS - 100.0% (Cost - $86,988,795)			110,689,622

Liabilities in Excess of Other Assets - (0.0)%††			(19,189)

TOTAL NET ASSETS - 100.0%			$110,670,433

See Notes to Schedules of Investments.

ClearBridge ETFs 2023 Quarterly Report	3

CLEARBRIDGE ALL CAP GROWTH ESG ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	ClearBridge ETFs 2023 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	December 31, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.7%
COMMUNICATION SERVICES - 5.6%
Entertainment - 0.7%
Walt Disney Co.	2,837	$256,153

Media - 3.1%
Comcast Corp., Class A Shares	26,812	1,175,706

Wireless Telecommunication Services - 1.8%
T-Mobile US Inc.	4,177	669,698

TOTAL COMMUNICATION SERVICES		2,101,557

CONSUMER DISCRETIONARY - 4.2%
Automobiles - 0.9%
General Motors Co.	9,759	350,543

Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	5,114	490,995

Specialty Retail - 2.0%
Home Depot Inc.	2,164	749,934

TOTAL CONSUMER DISCRETIONARY		1,591,472

CONSUMER STAPLES - 8.5%
Beverages - 1.8%
Coca-Cola Co.	11,780	694,195

Food Products - 4.0%
Mondelez International Inc., Class A Shares	10,760	779,347
Nestle SA, ADR	6,395	739,454

Total Food Products		1,518,801

Household Products - 2.7%
Colgate-Palmolive Co.	4,996	398,231
Procter & Gamble Co.	4,166	610,486

Total Household Products		1,008,717

TOTAL CONSUMER STAPLES		3,221,713

ENERGY - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Chesapeake Energy Corp.	6,293	484,184
Kinder Morgan Inc.	39,758	701,331
Williams Cos. Inc.	36,922	1,285,993

TOTAL ENERGY		2,471,508

FINANCIALS - 17.7%
Banks - 4.0%
JPMorgan Chase & Co.	6,186	1,052,238
PNC Financial Services Group Inc.	2,822	436,987

Total Banks		1,489,225

Consumer Finance - 1.4%
Capital One Financial Corp.	4,153	544,542

Financial Services - 7.6%
Apollo Global Management Inc.	15,740	1,466,811
Mastercard Inc., Class A Shares	861	367,225
Visa Inc., Class A Shares	3,993	1,039,577

Total Financial Services		2,873,613

See Notes to Schedules of Investments.

ClearBridge ETFs 2023 Quarterly Report	5

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	December 31, 2023

SECURITY	SHARES	VALUE
Insurance - 4.7%
American International Group Inc.	5,164	$349,861
MetLife Inc.	7,967	526,858
Travelers Cos. Inc.	4,727	900,446

Total Insurance		1,777,165

TOTAL FINANCIALS		6,684,545

HEALTH CARE - 12.0%
Biotechnology - 1.2%
Gilead Sciences Inc.	5,451	441,586

Health Care Equipment & Supplies - 2.7%
Becton Dickinson & Co.	4,169	1,016,527

Health Care Providers & Services - 2.1%
UnitedHealth Group Inc.	1,515	797,602

Pharmaceuticals - 6.0%
AstraZeneca PLC, ADR	6,419	432,320
Johnson & Johnson	4,500	705,330
Merck & Co. Inc.	7,158	780,365
Pfizer Inc.	12,374	356,247

Total Pharmaceuticals		2,274,262

TOTAL HEALTH CARE		4,529,977

INDUSTRIALS - 6.3%
Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	2,604	409,427

Commercial Services & Supplies - 1.5%
Waste Management Inc.	3,149	563,986

Ground Transportation - 2.0%
Union Pacific Corp.	3,105	762,650

Industrial Conglomerates - 1.7%
Honeywell International Inc.	3,076	645,068

TOTAL INDUSTRIALS		2,381,131

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.2%
Cisco Systems Inc.	8,892	449,224

Semiconductors & Semiconductor Equipment - 4.3%
Broadcom Inc.	699	780,259
Intel Corp.	11,615	583,654
Texas Instruments Inc.	1,463	249,383

Total Semiconductors & Semiconductor Equipment		1,613,296

Software - 8.6%
Microsoft Corp.	5,348	2,011,062
Oracle Corp.	5,616	592,095
SAP SE, ADR	4,196	648,659

Total Software		3,251,816

Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc.	4,464	859,454

TOTAL INFORMATION TECHNOLOGY		6,173,790

See Notes to Schedules of Investments.

6	ClearBridge ETFs 2023 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	December 31, 2023

SECURITY		SHARES	VALUE
MATERIALS - 9.2%
Chemicals - 4.5%
Linde PLC		2,521	$1,035,400
PPG Industries Inc.		4,527	677,013

Total Chemicals			1,712,413

Construction Materials - 2.5%
Vulcan Materials Co.		4,164	945,269

Metals & Mining - 2.2%
Freeport-McMoRan Inc.		8,620	366,954
Nucor Corp.		2,534	441,017

Total Metals & Mining			807,971

TOTAL MATERIALS			3,465,653

REAL ESTATE - 5.4%
Residential REITs - 1.9%
AvalonBay Communities Inc.		3,706	693,837

Specialized REITs - 3.5%
American Tower Corp.		3,708	800,483
Public Storage		1,734	528,870

Total Specialized REITs			1,329,353

TOTAL REAL ESTATE			2,023,190

UTILITIES - 4.8%
Electric Utilities - 1.7%
Edison International		8,990	642,695

Multi-Utilities - 3.1%
Sempra		15,515	1,159,436

TOTAL UTILITIES			1,802,131

TOTAL COMMON STOCKS (Cost - $33,109,875)			36,446,667

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 1.8%
Independent Power and Renewable Electricity Producers - 1.8%
Brookfield Renewable Partners LP (Cost - $676,141)		25,232	663,097

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $33,786,016)			37,109,764

	RATE	SHARES
SHORT-TERM INVESTMENTS - 1.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $549,955)	5.197%	549,955	549,955	(a)

TOTAL INVESTMENTS - 99.9% (Cost - $34,335,971)			37,659,719
Other Assets in Excess of Liabilities - 0.1%			26,932

TOTAL NET ASSETS - 100.0%			$37,686,651

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

ClearBridge ETFs 2023 Quarterly Report	7

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	December 31, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.2%
COMMUNICATION SERVICES - 8.4%
Entertainment - 3.4%
Netflix Inc.	13,091	$6,373,7446	*

Interactive Media & Services - 5.0%
Meta Platforms Inc., Class A Shares	25,880	9,160,485	*

TOTAL COMMUNICATION SERVICES		15,534,231

CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.8%
Aptiv PLC	16,822	1,509,270	*

Automobiles - 0.7%
Tesla Inc.	5,326	1,323,404	*

Broadline Retail - 7.6%
Amazon.com Inc.	92,701	14,084,990	*

Textiles, Apparel & Luxury Goods - 1.5%
NIKE Inc., Class B Shares	25,036	2,718,159

TOTAL CONSUMER DISCRETIONARY		19,635,823

CONSUMER STAPLES - 4.8%
Beverages - 1.7%
Monster Beverage Corp.	54,413	3,134,733	*

Consumer Staples Distribution & Retail - 1.7%
Target Corp.	21,889	3,117,431

Personal Care Products - 1.4%
Estee Lauder Cos. Inc., Class A Shares	18,167	2,656,924

TOTAL CONSUMER STAPLES		8,909,088

FINANCIALS - 9.8%
Capital Markets - 2.7%
Intercontinental Exchange Inc.	7,357	944,859
S&P Global Inc.	9,073	3,996,838

Total Capital Markets		4,941,697

Financial Services - 5.6%
PayPal Holdings Inc.	29,969	1,840,396	*
Visa Inc., Class A Shares	32,670	8,505,635

Total Financial Services		10,346,031

Insurance - 1.5%
Marsh & McLennan Cos. Inc.	15,291	2,897,186

TOTAL FINANCIALS		18,184,914

HEALTH CARE - 13.7%
Health Care Equipment & Supplies - 4.9%
Alcon Inc.	36,592	2,858,567
Intuitive Surgical Inc.	9,327	3,146,557	*
Stryker Corp.	10,115	3,029,038

Total Health Care Equipment & Supplies		9,034,162

Health Care Providers & Services - 3.3%
UnitedHealth Group Inc.	11,581	6,097,049

Life Sciences Tools & Services - 2.6%
Thermo Fisher Scientific Inc.	9,155	4,859,382

See Notes to Schedules of Investments.

8	ClearBridge ETFs 2023 Quarterly Report

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	December 31, 2023

SECURITY	SHARES	VALUE
Pharmaceuticals - 2.9%
Eli Lilly & Co.	3,528	$2,056,542
Zoetis Inc.	16,930	3,341,474

Total Pharmaceuticals		5,398,016

TOTAL HEALTH CARE		25,388,609

INDUSTRIALS - 10.6%
Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	12,585	1,978,739

Electrical Equipment - 2.2%
Eaton Corp. PLC	17,013	4,097,071

Ground Transportation - 3.4%
Uber Technologies Inc.	59,303	3,651,286	*
Union Pacific Corp.	10,603	2,604,309

Total Ground Transportation		6,255,595

Industrial Conglomerates - 1.5%
Honeywell International Inc.	13,415	2,813,260

Trading Companies & Distributors - 2.4%
W.W. Grainger Inc.	5,321	4,409,459

TOTAL INDUSTRIALS		19,554,124

INFORMATION TECHNOLOGY - 34.8%
Semiconductors & Semiconductor Equipment - 8.6%
ASML Holding NV, Registered Shares	4,236	3,206,313
Intel Corp.	39,025	1,961,006
NVIDIA Corp.	21,671	10,731,913

Total Semiconductors & Semiconductor Equipment		15,899,232

Software - 21.6%
Adobe Inc.	7,428	4,431,545	*
Atlassian Corp., Class A Shares	10,114	2,405,716	*
Intuit Inc.	4,511	2,819,510
Microsoft Corp.	43,134	16,220,110
Palo Alto Networks Inc.	17,369	5,121,771	*
Salesforce Inc.	16,063	4,226,818	*
Splunk Inc.	10,101	1,538,887	*
Workday Inc., Class A Shares	11,435	3,156,746	*

Total Software		39,921,103

Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.	43,933	8,458,420

TOTAL INFORMATION TECHNOLOGY		64,278,755

See Notes to Schedules of Investments.

ClearBridge ETFs 2023 Quarterly Report	9

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	December 31, 2023

SECURITY		SHARES	VALUE
MATERIALS - 2.0%
Chemicals - 2.0%
Sherwin-Williams Co.		11,651	$3,633,947

REAL ESTATE - 1.5%
Specialized REITs - 1.5%
Equinix Inc.		3,434	2,765,709

UTILITIES - 1.0%
Electric Utilities - 1.0%
NextEra Energy Inc.		30,929	1,878,627

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $158,573,633)			179,763,827

	RATE
SHORT-TERM INVESTMENTS - 2.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $5,123,886)	5.197%	5,123,886	5,123,886	(a)

TOTAL INVESTMENTS - 100.0% (Cost - $163,697,519)			184,887,713
Liabilities in Excess of Other Assets - (0.0)%††			(44,706)

TOTAL NET ASSETS - 100.0%			$184,843,007

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

10	ClearBridge ETFs 2023 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ESG ETF (“All Cap Growth ESG ETF”), ClearBridge Dividend Strategy ESG ETF (“Dividend Strategy ESG ETF”) and ClearBridge Large Cap Growth ESG ETF (“Large Cap Growth ESG ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

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Notes to Schedules of Investments (unaudited) (continued)

market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

All Cap Growth ESG ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments:
Common Stocks†:
Communication Services	$10,392,780	—	$0	*	$10,392,780
Other Common Stocks	99,369,988	—	—		99,369,988

Total Long-Term Investments	109,762,768	—	0	*	109,762,768

Short-Term Investments†	926,854	—	—		926,854

Total Investments	$110,689,622	—	$0	*	$110,689,622

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Dividend Strategy ESG ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$36,446,667	—	—	$36,446,667
Master Limited Partnerships	663,097	—	—	663,097

Total Long-Term Investments	37,109,764	—	—	37,109,764

Short-Term Investments†	549,955	—	—	549,955

Total Investments	$37,659,719	—	—	$37,659,719

†	See Schedule of Investments for additional detailed categorizations.

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Notes to Schedules of Investments (unaudited) (continued)

Large Cap Growth ESG ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$179,763,827	—	—	$179,763,827

Short-Term Investments†	5,123,886	—	—	5,123,886

Total Investments	$184,887,713	—	—	$184,887,713

†	See Schedule of Investments for additional detailed categorizations.

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